Operating Segments (Tables)	9 Months Ended
Jul. 31, 2025
Text Block [Abstract]
Schedule of Operating Segments

	For the three months ended July 31, 2025
($ millions)	Canadian Banking (1)	International Banking (1)	Global Wealth Management (1)	Global Banking and Markets (1)	Other	Total
Net interest income (2)	$2,641	$2,245	$266	$350	$(9)	$5,493
Non-interest income (3)(4)	730	758	1,338	1,180	(13)	3,993
Total revenues	3,371	3,003	1,604	1,530	(22)	9,486
Provision for credit losses	456	562	4	19	–	1,041
Depreciation and amortization	137	119	48	65	36	405
Other non-interest expenses	1,459	1,392	982	829	22	4,684
Provision for income taxes	361	219	150	144	(45)	829
Net income	$958	$711	$420	$473	$(35)	$2,527
Net income attributable to non-controlling interests in subsidiaries	$–	$41	$3	$–	$36	$80
Net income attributable to equity holders of the Bank	$958	$670	$417	$473	$(71)	$2,447
Average assets ($ billions)	$463	$223	$39	$493	$228	$1,446
Average liabilities ($ billions)	$381	$173	$50	$513	$243	$1,360
(1)	Business line revenues and provision for income taxes are reported on a taxable equivalent basis, with the offset in the Other segment.
(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian Banking and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $(2), International Banking – $39, and Other – $120.

	For the three months ended April 30, 2025
($ millions)	Canadian Banking (1)	International Banking (1)	Global Wealth Management (1)	Global Banking and Markets (1)	Other	Total
Net interest income (2)	$2,524	$2,179	$246	$368	$(47)	$5,270
Non-interest income (3)(4)	711	780	1,295	1,090	(66)	3,810
Total revenues	3,235	2,959	1,541	1,458	(113)	9,080
Provision for credit losses	805	550	2	40	1	1,398
Depreciation and amortization	139	115	48	65	26	393
Other non-interest expenses	1,442	1,408	949	813	105	4,717
Provision for income taxes	236	172	141	128	(137)	540
Net income	$613	$714	$401	$412	$(108)	$2,032
Net income attributable to non-controlling interests in subsidiaries	$–	$38	$2	$(1)	$17	$56
Net income attributable to equity holders of the Bank	$613	$676	$399	$413	$(125)	$1,976
Average assets ($ billions)	$461	$229	$38	$502	$238	$1,468
Average liabilities ($ billions)	$384	$177	$47	$516	$258	$1,382
(1)	Business line revenues and provision for income taxes are reported on a taxable equivalent basis, with the offset in the Other segment.
(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian Banking and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $(2), International Banking – $38, and Other – $123.

	For the three months ended July 31, 2024 (1)
($ millions)	Canadian Banking (2)	International Banking (2)	Global Wealth Management (2)	Global Banking and Markets (2)	Other	Total
Net interest income (3)	$2,577	$2,226	$206	$304	$(451)	$4,862
Non-interest income (4)(5)	728	747	1,222	960	(155)	3,502
Total revenues	3,305	2,973	1,428	1,264	(606)	8,364
Provision for credit losses	435	589	10	18	–	1,052
Depreciation and amortization	145	142	48	68	25	428
Other non-interest expenses	1,383	1,408	878	705	147	4,521
Provision for income taxes	365	170	122	105	(311)	451
Net income	$977	$664	$370	$368	$(467)	$1,912
Net income attributable to non-controlling interests in subsidiaries	$–	$35	$3	$–	$(2)	$36
Net income attributable to equity holders of the Bank	$977	$629	$367	$368	$(465)	$1,876
Average assets ($ billions)	$451	$233	$36	$493	$210	$1,423
Average liabilities ($ billions)	$389	$179	$41	$476	$256	$1,341
(1)
Effective Q1 2025, changes were made to the methodology used to allocate certain income, expenses and balance sheet items between business segments. Prior period results for each segment have been reclassified to conform with the current period’s methodology.

(2)	Business line revenues and provision for income taxes are reported on a taxable equivalent basis, with the offset in the Other segment.
(3)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(4)
Card revenues and Banking services fees are mainly earned in Canadian Banking and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(5)	Includes income (on a taxable equivalent basis) from associated corporations for International Banking – $36 and Other – $18.

	For the nine months ended July 31, 2025
($ millions)	Canadian Banking (1)	International Banking (1)	Global Wealth Management (1)	Global Banking and Markets (1)	Other	Total
Net interest income (2)	$7,812	$6,593	$744	$1,037	$(250)	$15,936
Non-interest income (3)(4)	2,206	2,399	3,980	3,545	(128)	12,002
Total revenues	10,018	8,992	4,724	4,582	(378)	27,938
Provision for credit losses	1,799	1,714	10	77	1	3,601
Depreciation and amortization	412	364	143	194	88	1,201
Other non-interest expenses	4,376	4,223	2,906	2,469	1,515 (5)	15,489
Provision for income taxes	947	580	435	440	(307)	2,095
Net income	$2,484	$2,111	$1,230	$1,402	$(1,675)	$5,552
Net income attributable to non-controlling interests in subsidiaries	$–	$114	$7	$(1)	$(138)	$(18)
Net income attributable to equity holders of the Bank	$2,484	$1,997	$1,223	$1,403	$(1,537)	$5,570
Average assets ($ billions)	$461	$227	$38	$502	$230	$1,458
Average liabilities ($ billions)	$383	$175	$47	$513	$255	$1,373
(1)	Business line revenues and provision for income taxes are reported on a taxable equivalent basis, with the offset in the Other segment.
(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian Banking and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $20, International Banking – $112, and Other – $297.
(5)	Includes the impairment loss related to the announced sale of the banking operations in Colombia, Costa Rica and Panama. Refer to Note 20 for further details.

	For the nine months ended July 31, 2024 (1)
($ millions)	Canadian Banking (2)	International Banking (2)	Global Wealth Management (2)	Global Banking and Markets (2)	Other	Total
Net interest income (3)	$7,550	$6,720	$579	$822	$(1,342)	$14,329
Non-interest income (4)(5)	2,164	2,287	3,544	2,967	(147)	10,815
Total revenues	9,714	9,007	4,123	3,789	(1,489)	25,144
Provision for credit losses	1,241	1,729	22	28	1	3,021
Depreciation and amortization	435	427	142	192	63	1,259
Other non-interest expenses	4,112	4,252	2,564	2,123	89	13,140
Provision for income taxes	1,083	537	349	315	(763)	1,521
Net income	$2,843	$2,062	$1,046	$1,131	$(879)	$6,203
Net income attributable to non-controlling interests in subsidiaries	$–	$81	$8	$–	$(2)	$87
Net income attributable to equity holders of the Bank	$2,843	$1,981	$1,038	$1,131	$(877)	$6,116
Average assets ($ billions)	$447	$234	$35	$497	$206	$1,419
Average liabilities ($ billions)	$390	$181	$41	$474	$253	$1,339
(1)
Effective Q1 2025, changes were made to the methodology used to allocate certain income, expenses and balance sheet items between business segments. Prior period results for each segment have been reclassified to conform with the current period’s methodology.

(2)	Business line revenues and provision for income taxes are reported on a taxable equivalent basis, with the offset in the Other segment.
(3)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(4)
Card revenues and Banking services fees are mainly earned in Canadian Banking and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(5)	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $(7), International Banking – $94, and Other – $70.